Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

15. Employee Benefit Plans

We currently maintain the Funko 401(k) Plan, a defined contribution retirement and savings plan, for the benefit of our employees, including our named executive officers, who satisfy certain eligibility requirements. Our named executive officers are eligible to participate in the 401(k) Plan on the same terms as other full-time employees. The Code allows eligible employees to defer a portion of their compensation, within prescribed limits, on a pre-tax basis through contributions to the 401(k) Plan. Currently, we match contributions made by participants in the 401(k) Plan up to 4% of the employee earnings, and these matching contributions are fully vested as of the date on which the contribution is made. We believe that providing a vehicle for tax-deferred retirement savings though our 401(k) Plan, and making fully vested matching contributions, adds to the overall desirability of our executive compensation package and further incentivizes our employees, including our named executive officers, in accordance with our compensation policies.  The Company’s employer matching contributions were $1.1 million, $0.7 million and $0.2 million for the years ended December 31, 2018, 2017 and 2016, respectively.